UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended      June 30, 2012
                                                --------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sageview Capital LP
                  ------------------------------
Address:          55 Railroad Ave.
                  ------------------------------
                  Greenwich, CT  06830
                  ------------------------------


Form 13F File Number:   028-12389
                        ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barbara E. Parker
                  ------------------------------
Title:            Chief Financial Officer
                  ------------------------------
Phone:            (203) 625-4230
                  ------------------------------

Signature, Place, and Date of Signing:

      /s/ Barbara E. Parker       Greenwich, CT           August 14, 2012
----------------------------- ---------------------- -------------------------
         [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                            ------------

Form 13F Information Table Entry Total:           8
                                            ------------

Form 13F Information Table Value Total:        $251,009
                                            ------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

BOINGO WIRELESS INC     COM      09739C102      9,362      805,648   SH          SOLE                       805,648

COMSCORE INC            COM      20564W105     34,335    2,085,982   SH          SOLE                     2,085,982

ENVIVIO INC             COM      29413T106     13,461    2,100,000   SH          SOLE                     2,100,000

EVERBANK FINL CORP      COM      29977G102    140,356   12,912,230   SH          SOLE                    12,912,230

JDA SOFTWARE GROUP
INC                     COM      46612K108     10,211      343,904   SH          SOLE                       343,904

LIFE TECHNOLOGIES CORP  COM      53217V109     25,477      566,282   SH          SOLE                       566,282

MMODAL INC              COM      60689B107      1,599      123,160   SH          SOLE                       123,160

PERNIX THERAPEUTICS
HLDGS IN                COM      71426V108     16,208    2,223,339   SH          SOLE                     2,223,339




                                            3